Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of components of income tax expense

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income (loss) before tax and share of loss of affiliates
Income from China operations	1,354,239	2,540,418	3,241,171

Loss from non-China operations	(293,898)	(489,898)	(575,087)

Total income before tax and share of loss of affiliates	1,060,341	2,050,520	2,666,084

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current tax (Note)	464,025	561,001	689,473
Deferred tax	(218,993)	(103,256)	(87,645)

Subtotal income tax expenses applicable to China operations	245,032	457,745	601,828

Total tax expenses	245,032	457,745	601,828

Note: All current tax was related to income tax in PRC and Hong Kong.

Schedule of reconciliation of the income tax expense to income before income tax and share of loss of affiliates

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	1,060,341	2,050,520	2,666,084
Computed income tax expense at PRC EIT tax rate	265,085	512,630	666,521
Effect of non-deductible expenses, including:
—Share-based compensation expenses	56,374	75,735	118,913
—Other non-deductible expenses	9,487	4,259	6,408
Effect of different tax rates of a subsidiary operating in other jurisdiction	578	392	1,693
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(46,159)	(144,958)	(280,523)
Effect of non-taxable income	(20,271)	(7,242)	(17,419)
Change in valuation allowance	(15,891)	10,444	105,387
Others	(4,171)	6,485	848

Actual income tax expenses	245,032	457,745	601,828

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions
	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
The aggregate effect	46,159	144,958	280,523
Per share effect:
Class A and Class B ordinary share:
—basic	0.41	1.25	2.42
—diluted	0. 38	1.21	2.23

Schedule of the principal components of deferred tax assets

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	59,652	175,676
Allowance for doubtful debts	1,083	18,017
Allowance for other investments	9,678	9,044
Inventory write-down	33,116	46,488
Payroll payable and other accruals	28,490	21,427
Deferred revenue	93,590	96,454
Advertising expenses	24,354	—
Others	983	2,039
Less: valuation allowance	(48,943)	(154,330)

Total deferred tax assets-current	202,003	214,815

Deferred tax liability:
Intangible assets	175,416	100,583

Total deferred tax liability	175,416	100,583